Fair Value (Details) - Schedule of fair value measurement unit offering common and underwriter warrants - Level 3 [Member]	Jul. 05, 2022 $ / shares
Fair Value (Details) - Schedule of fair value measurement unit offering common and underwriter warrants [Line Items]
Exercise price	$ 4.6
Expected term (years)	5 years
Volatility	136.90%